Income Taxes - Components of Provision for Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current provision/(benefit):
Federal									$ 77	$ 246	$ 136
State									(3)	47	22
Foreign									3	1
Total current provision/(benefit)									77	294	158
Deferred provision/(benefit):
Federal									385	115	398
State									11	18	41
Foreign									(1)
Total deferred provision/(benefit)									395	133	439
Provision for income tax expense/(benefit)	$ 266	$ 93	$ 60	$ 53	$ 96	$ 147	$ 81	$ 103	$ 472	$ 427	$ 597